Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 776,220	$ 739,615
Short-term investments	1,966,607	2,094,402
Accounts receivable, net	2,747,203	1,295,682
Accounts receivable-related parties, net	1,015,152	590,332
Advances to suppliers, net	4,443	285,222
Inventories, net	513,051	72,501
Deferred offering cost	788,912	408,401
Prepaid expenses and other current assets	209,042	250,935
Due from related parties	701	1,012
Total current assets	8,021,331	5,738,102
Non-current assets
Non-current accounts receivable	2,031,725	1,515,329
Non-current accounts receivable-related parties	584,411	726,509
Property, equipment and software, net	847,949	1,240,222
Total non-current assets	3,464,085	3,482,060
Total Assets	11,485,416	9,220,162
Current Liabilities
Accounts payable	185,223	222,941
Deferred revenue	763,191	795,344
Taxes payable	726,447	585,530
Accrued expenses and other current liabilities	291,207	317,193
Total Current Liabilities	1,966,068	1,921,008
Non-current Liabilities
Deferred income tax liabilities, non-current	563,657	262,637
Total non-current liabilities	563,657	262,637
Total Liabilities	2,529,725	2,183,645
Shareholders’ Equity
Ordinary Shares (par value $0.0001 per share, 500,000,000 shares authorized; 10,987,679 and 10,987,679 shares issued and outstanding at December 31, 2019 and 2018, respectively)	1,099	1,099
Additional paid-in capital	2,628,356	2,628,356
Statutory reserve	664,747	547,777
Retained earnings	5,737,614	3,835,590
Accumulated other comprehensive (loss) income	(76,125)	23,695
Total Shareholders’ Equity	8,955,691	7,036,517
Total Liabilities and Shareholders’ Equity	$ 11,485,416	$ 9,220,162